Inventories, Net (Tables)	12 Months Ended
Mar. 31, 2025
Inventories, net [Abstract]
Schedule of Inventories

Inventories are stated at lower of cost or net realizable value, which is determined using the weighted average method.

	March 31,	March 31,
	2025	2024

Physical console game compact discs	$5,936,223	$4,826,217